SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Deposit Reported
	December 31,
	2025	2024

Cash and cash equivalents	$51,259	$7,129
Restricted deposit long term	307	305
Total cash and cash equivalents and restricted cash equivalents	$51,566	$7,434

Schedule of Property, Plant and Equipment Estimated Useful Lives
Years

Buildings	25 - 39
Leasehold improvements	3 - 5
Machinery and equipment	3 - 20
Motor vehicles	7
Office furniture and equipment	3 - 5
Internal use software	7-15